UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 80.4%
COMMUNICATIONS—TOWERS 2.0%
Crown Castle International Corp.	69,657	$6,964,307

REAL ESTATE 78.4%
DATA CENTERS 8.3%
CyrusOne	141,157	8,318,382
Digital Realty Trust	39,969	4,729,532
Equinix	35,069	15,651,294
		28,699,208
DIVERSIFIED 1.6%
American Assets Trust	108,060	4,297,546
JBG SMITH Properties(a)	32,450	1,110,115
		5,407,661
HEALTH CARE 6.8%
HCP	237,265	6,603,085
Healthcare Trust of America, Class A	284,123	8,466,866
National Health Investors	35,987	2,781,435
Physicians Realty Trust	331,237	5,872,832
		23,724,218
HOTEL 4.6%
Host Hotels & Resorts	480,327	8,881,246
Pebblebrook Hotel Trust	63,859	2,307,864
Sunstone Hotel Investors	299,729	4,816,645
		16,005,755
INDUSTRIALS 4.6%
Prologis	252,717	16,037,421

NET LEASE 4.5%
Agree Realty Corp.	76,356	3,747,552
Four Corners Property Trust	154,071	3,839,449
Gaming and Leisure Properties	113,375	4,182,404
Gramercy Property Trust	132,158	3,997,780
		15,767,185
OFFICE 11.8%
Alexandria Real Estate Equities	50,189	5,970,985
Boston Properties	37,978	4,666,737
Douglas Emmett	153,826	6,063,821
Empire State Realty Trust, Class A	140,822	2,892,484

	Number of Shares	Value
Highwoods Properties	86,742	$4,518,391
Kilroy Realty Corp.	106,807	7,596,114
SL Green Realty Corp.	44,042	4,462,335
Vornado Realty Trust	64,901	4,989,589
		41,160,456
RESIDENTIAL 20.3%
APARTMENT 15.4%
Apartment Investment & Management Co., Class A	70,063	3,072,963
AvalonBay Communities	10,178	1,815,959
Equity Residential	187,092	12,334,976
Essex Property Trust	40,910	10,392,367
Mid-America Apartment Communities	28,291	3,023,742
Starwood Waypoint Homes	215,905	7,852,465
UDR	396,539	15,080,378
		53,572,850
MANUFACTURED HOME 2.5%
Equity Lifestyle Properties	57,861	4,922,814
Sun Communities	45,334	3,884,217
		8,807,031
STUDENT HOUSING 2.4%
American Campus Communities	190,469	8,409,206
TOTAL RESIDENTIAL		70,789,087

SELF STORAGE 3.0%
Extra Space Storage	72,604	5,802,512
Public Storage	21,575	4,616,834
		10,419,346
SHOPPING CENTERS 9.7%
COMMUNITY CENTER 3.7%
Brixmor Property Group	178,564	3,357,003
Kimco Realty Corp.	64,380	1,258,629
Regency Centers Corp.	86,645	5,375,456
Weingarten Realty Investors	89,498	2,840,666
		12,831,754
REGIONAL MALL 6.0%
GGP	232,549	4,830,043

	Number of Shares	Value
Simon Property Group	100,690	$16,212,097
		21,042,140
TOTAL SHOPPING CENTERS		33,873,894

SPECIALTY 3.2%
CoreCivic	103,627	2,774,095
Lamar Advertising Co., Class A	45,470	3,116,059
QTS Realty Trust, Class A	97,956	5,128,976
		11,019,130
TOTAL REAL ESTATE		272,903,361
TOTAL COMMON STOCK (Identified cost—$195,966,379)		279,867,668

PREFERRED SECURITIES—$25 PAR VALUE 16.0%
BANKS 0.6%
GMAC Capital Trust I, 7.10%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Mo. US LIBOR + 5.785%)(b)	35,000	924,000
Regions Financial Corp., 6.375% to 9/15/24, Series B (c),(d)	40,000	1,143,200
		2,067,200
FINANCIAL—INVESTMENT BANKER/BROKER 0.3%
Morgan Stanley, 6.375% to 10/15/24, Series I (c),(d)	40,000	1,133,600

INDUSTRIALS—CHEMICALS 0.3%
CHS, 6.75% to 9/30/24(c),(d)	30,000	826,500

PIPELINES—OTHER 0.2%
CorEnergy Infrastructure Trust, 7.375%, Series A(c)	26,925	700,050

REAL ESTATE 14.6%
DIVERSIFIED 3.5%
Colony NorthStar, 8.50%, Series D(c)	48,850	1,263,749
Colony NorthStar, 8.75%, Series E(c)	59,180	1,615,614
Colony NorthStar, 7.15%, Series I(c)	21,000	534,660
EPR Properties, 6.625%, Series F(c)	65,000	1,656,850
Investors Real Estate Trust, 6.625%, Series C(c)	18,075	446,136
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(c)	11,300	577,374
National Retail Properties, 5.70%, Series E(c)	24,000	612,960
Urstadt Biddle Properties, 7.125%, Series F(c)	20,000	507,400
VEREIT, 6.70%, Series F(c)	152,647	3,927,607

	Number of Shares	Value
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(c)	35,135	$928,267
		12,070,617
FINANCE 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%, due 3/15/45	24,978	635,940

HOTEL 2.0%
Ashford Hospitality Trust, 7.375%, Series F(c)	43,000	1,071,560
Ashford Hospitality Trust, 7.375%, Series G(c)	25,000	634,500
Ashford Hospitality Trust, 7.50%, Series H(c)	20,000	503,600
Hersha Hospitality Trust, 6.50%, Series D(c)	23,937	612,308
Hersha Hospitality Trust, 6.50%, Series E(c)	10,348	262,529
LaSalle Hotel Properties, 6.30%, Series J(c)	38,944	996,966
Summit Hotel Properties, 7.875%, Series B(c)	17,000	436,050
Summit Hotel Properties, 6.45%, Series D(c)	26,000	663,130
Sunstone Hotel Investors, 6.95%, Series E(c)	35,000	948,500
Sunstone Hotel Investors, 6.45%, Series F(c)	26,825	697,987
		6,827,130
INDUSTRIALS 1.7%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)	35,000	881,300
PS Business Parks, 5.75%, Series U(c)	57,260	1,440,089
PS Business Parks, 5.70%, Series V(c)	35,000	900,200
PS Business Parks, 5.20%, Series W(c)	29,672	750,405
Rexford Industrial Realty, 5.875%, Series A(c)	41,973	1,072,410
STAG Industrial, 6.875%, Series C(c)	28,000	754,320
		5,798,724
MORTGAGE 0.1%
Annaly Capital Management, 6.95% to 9/30/22, Series F (c),(d)	20,000	514,600

NET LEASE 0.4%
Global Net Lease, 7.25%, Series A(c)	40,000	999,200
Spirit Realty Capital, 6.00%, Series A(c)	15,400	392,084
		1,391,284
OFFICE 1.0%
Equity Commonwealth, 6.50%, Series D(c)	37,000	985,310
SL Green Realty Corp., 6.50%, Series I(c)	47,492	1,201,548
Vornado Realty Trust, 6.625%, Series G(c)	27,000	689,310
Vornado Realty Trust, 6.625%, Series I(c)	30,796	785,606
		3,661,774

	Number of Shares	Value
RESIDENTIAL 1.3%
APARTMENT 0.4%
Apartment Investment & Management Co., 6.875%(c)	23,456	$620,177
Blue Rock Residential Growth REIT, 8.25%, Series A(c)	34,725	911,288
		1,531,465
MANUFACTURED HOME 0.2%
UMH Properties, 8.00%, Series B(c)	20,000	553,200

SINGLE FAMILY 0.7%
American Homes 4 Rent, 5.50%, Series C(c)	30,000	857,100
American Homes 4 Rent, 6.50%, Series D(c)	36,825	1,016,370
American Homes 4 Rent, 6.35%, Series E(c)	28,000	744,240
		2,617,710
TOTAL RESIDENTIAL		4,702,375

SHOPPING CENTERS 3.6%
COMMUNITY CENTER 2.0%
Cedar Realty Trust, 7.25%, Series B(c)	17,281	436,864
DDR Corp., 6.375%, Series A(c)	34,952	910,500
DDR Corp., 6.50%, Series J(c)	80,000	2,004,800
DDR Corp., 6.25%, Series K(c)	102,362	2,589,758
Kimco Realty Corp., 5.125%, Series L(c)	15,000	374,400
Washington Prime Group, 7.50%, Series H(c)	19,000	478,990
		6,795,312
REGIONAL MALL 1.6%
GGP, 6.375%, Series A(c)	65,740	1,688,203
Pennsylvania REIT, 7.20%, Series C(c)	30,050	780,999
Pennsylvania REIT, 6.875%, Series D(c)	20,000	499,800
Taubman Centers, 6.50%, Series J(c)	33,470	842,105
Taubman Centers, 6.25%, Series K(c)	71,351	1,788,770
		5,599,877
TOTAL SHOPPING CENTERS		12,395,189

SPECIALTY 0.8%
Digital Realty Trust, 6.625%, Series C(c)	20,000	564,600
Digital Realty Trust, 7.375%, Series H(c)	15,246	413,471
Digital Realty Trust, 6.35%, Series I(c)	50,000	1,353,500

	Number of Shares		Value
Digital Realty Trust, 5.25%, Series J(c)	20,000		$501,600
			2,833,171
TOTAL REAL ESTATE			50,830,804
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$52,682,936)			55,558,154

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 3.0%
BANKS 0.9%
Bank of America Corp., 6.30% to 3/10/26, Series DD (c),(d)	$1,340,000		1,517,550
Bank of America Corp., 6.50% to 10/23/24, Series Z (c),(d)	1,000,000		1,131,875
Farm Credit Bank of Texas, 10.00%, 144A, Series I(c),(e)	500	†	611,250
			3,260,675
BANKS—FOREIGN 1.1%
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(c),(d)	1,000,000		1,058,425
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(c),(d),(e)	400,000		440,500
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(c),(d),(e)	700,000		792,875
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(c),(d)	900,000		1,000,125
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(c),(d)	600,000		645,469
			3,937,394
COMMUNICATIONS—TOWERS 0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)	1,300	†	1,388,400

INSURANCE—PROPERTY CASUALTY—FOREIGN 0.2%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(d)	606,000		683,853

REAL ESTATE 0.4%
FINANCE 0.2%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(c),(d)	500,000		501,264
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(c),(d)	250,000		249,505
			750,769
SPECIALTY 0.2%
Equinix, 5.375%, due 5/15/27	500,000		544,375

		Principal Amount	Value
TOTAL REAL ESTATE			$1,295,144
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$9,685,451)			10,565,466

CORPORATE BONDS—TELECOMMUNICATION 0.4%
Qualitytech LP/QTS Finance Corp., 5.875%, due 8/1/22		$1,250,000	1,307,063
TOTAL CORPORATE BONDS (Identified cost—$1,285,087)			1,307,063

		Number of Shares
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(f)		500,000	500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$500,000)			500,000
TOTAL INVESTMENTS (Identified cost—$260,119,853)	99.9%		347,798,351
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		519,778
NET ASSETS (Equivalent to $13.33 per share based on 26,135,469 shares of common stock outstanding)	100.0%		$348,318,129

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

† Represents shares.

(a) Non-income producing security.

(b) Variable rate. Rate shown is in effect at September 30, 2017.

(c) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

(d) Security converts to floating rate after the indicated fixed-rate coupon period.

(e) Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $1,844,625 or 0.5% of the net assets of the Fund, of which 0.0% are illiquid.

(f) Rate quoted represents the annualized seven-day yield of the fund.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$279,867,668	$279,867,668	$—	$—
Preferred Securities - $25 Par Value:
Real Estate- Diversified	12,070,617	11,624,481	446,136	—
Real Estate- Net Lease	1,391,284	999,200	392,084	—
Other Industries	42,096,254	42,096,254	—	—
Preferred Securities - Capital Securities:
Communications-Towers	1,388,400	1,388,400	—	—
Other Industries	9,177,066	—	9,177,066	—
Corporate Bonds	1,307,062	—	1,307,062	—
Short-Term Investments	500,000	—	500,000	—
Total Investments(a)	$347,798,351	$335,976,003	$11,822,348	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017